Restricted Cash (Notes)	12 Months Ended
Dec. 28, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Restricted Cash	Restricted Cash
The following table provides a reconciliation of cash and cash equivalents, as reported on our consolidated balance sheets, to cash, cash equivalents, and restricted cash, as reported on our consolidated statements of cash flows (in millions):

	December 28, 2019	December 29, 2018
Cash and cash equivalents	$2,279	$1,130
Restricted cash included in other current assets	1	1
Restricted cash included in other non-current assets	—	5
Cash, cash equivalents, and restricted cash	$2,280	$1,136
At December 28, 2019, cash and cash equivalents excluded amounts classified as held for sale. See Note 4, Acquisitions and Divestitures, for additional information.